Note 5 - Vessels and Advances, Net	12 Months Ended
Dec. 31, 2025
Vessels and Advances, Net [Text block]	5. Vessels, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2024	$-	$-	$-
Vessels’ acquisitions and other vessels’ costs	-	-	-
Depreciation	-	-	-
Balance, December 31, 2024	$-	$-	$-
Contribution of vessels as part of the Spin-Off (Note 1)	648,251	-	648,251
Vessels’ acquisitions and other vessels’ costs	36,192	-	36,192
Depreciation	-	(28,410)	(28,410)
Vessel sales, transfers and other movements	(91,842)	1,356	(90,486)
Balance, December 31, 2025	$592,601	$(27,054)	$565,547

In late March 2025, Costamare contributed to the Company 38 dry bulk vessels (Note 1). Furthermore, during the year ended December 31, 2025, the Company acquired and accepted delivery of the secondhand dry bulk vessels Imperator (ex. Imperator Australis) and Gorgo (ex. Gorgoypikoos) with an aggregate DWT capacity of 252,885.

During the year ended December 31, 2025, the Company sold the dry bulk vessels Rose, Resource, Pythias, Bernis, Gorgo, Acuity, Verity, Equity and Parity and recognized an aggregate loss of $11,456 which is separately reflected in Loss on sale of vessels, net in the accompanying consolidated statement of operations for the year ended December 31, 2025.

Pursuant to the sale of Acuity, Verity, Equity and Parity, the Company recorded part of the sale on credit, which is receivable in five years. As of December 31, 2025, the Company recognized an amount of $4,500 as seller’s credit, which bears interest, in relation to the four vessels (Acuity, Verity, Equity and Parity), which is included in Accounts receivable, non-current in the accompanying consolidated balance sheet. During the year ended December 31, 2025, the Company recorded accrued interest income of $143, which is included in Interest income in the accompanying consolidated statement of operations.

As of December 31, 2025, 29 of the Company’s vessels, with a total carrying value of $519,159, have been provided as collateral to secure the long-term debt discussed in Note 7. This excludes two unencumbered vessels.

Costamare Bulkers Holdings Limited Predecessor [Member]
Vessels and Advances, Net [Text block]

5. Vessels and Advances, net:

During the period from January 1, 2025 to May 6, 2025, the Company sold the dry bulk vessel Rose and recognized a loss of $4,669, which is separately reflected in Gain / (loss) on sale of vessels, net in the accompanying combined carve-out statement of operations for the period from January 1, 2025 to May 6, 2025.

On April 22, 2025, the Company decided to make arrangements to sell the dry bulk vessel Resource. The Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessel as “held for sale” were met. The difference between the estimated fair value less cost to sell the vessel and the vessel’s carrying value, amounting to $1,579, was recorded in the period from January 1, 2025 to May 6, 2025, and is separately reflected as Loss on vessel held for sale in the accompanying combined carve-out statement of operations. The vessel was delivered to her new owners on May 13, 2025 (Note 16(b)).

During the year ended December 31, 2024, the Company acquired six secondhand dry bulk vessels Miracle (ex. Iron Miracle), Prosper (ex. Lowlands Prosperity), Frontier (ex. Frontier Unity), Magnes (ex. Nord Magnes), Alwine (ex. Alwine Oldendorff) and August (ex.  August Oldendorff) with an aggregate DWT of 843,679. Furthermore, during the year ended December 31, 2024, the Company sold the dry bulk vessels Progress, Manzanillo,  Konstantinos and Adventure which were held for sale at December 31, 2023, and the dry bulk vessels Alliance, Merida, Pegasus, Oracle,  Titan I and Discovery and recognized an aggregate net gain of $3,788, which is separately reflected in Gain / (loss) on sale of vessels, net in the accompanying combined carve-out statement of operations for the year ended December 31, 2024.

During the year ended December 31, 2023, the Company sold the dry bulk vessels Miner, Taibo, Comity, Peace, Pride and Cetus and recognized an aggregate net loss of $5,324, which is included in Gain / (loss) on sale of vessels, net in the accompanying predecessor combined carve-out statement of operations for the year ended December 31, 2023.

On December 14 and 20, 2023, the Company decided to make arrangements to sell the dry bulk vessels Konstantinos and Progress, respectively. On these dates, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of these vessels as “held for sale” were met. The difference between the estimated fair value less cost to sell the vessels and the vessels’ carrying value, amounting to $2,305, was recorded in the year ended December 31, 2023, and is separately reflected as Loss on vessels held for sale in the accompanying 2023 predecessor combined carve-out statement of operations.

During the period from January 1, 2025 to May 6, 2025 and the years ended December 31, 2024 and 2023, the Company recorded depreciation of $14,044, $37,385 and $39,621, respectively, which is separately reflected in “Depreciation” in the accompanying combined carve-out statements of operations.

During the period from January 1, 2025 to May 6, 2025, the Company recorded an impairment loss in relation to one of its dry bulk vessels in the amount of $179. The fair value of the vessel was determined through Level 2 input of the fair value hierarchy.

During the year ended December 31, 2024, the Company did not record any impairment loss in relation to its vessels.

During the year ended December 31, 2023, the Company recorded an impairment loss in relation to two of its dry bulk vessels in the amount of $434. The fair values of these vessels were determined through Level 2 inputs of the fair value hierarchy.